Trade payables and accruals	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Trade payables and accruals
5.11 Trade payables and accruals
Trade payables and accruals include the following:

in € thousand	June 30, 2023	December 31, 2022
Trade payables	44,136	14,505
Accrued expenses	25,016	26,986
TOTAL	69,152	41,491
Less non-current portion	—	—
CURRENT PORTION	69,152	41,491
The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.
The increase in trade payables stems from a liability in connection with the Collaboration and License Agreement with Pfizer.